Subsequent events	12 Months Ended
Mar. 31, 2019
Subsequent events
Subsequent events

16.Subsequent events

Reorganization

The reorganization of the Group’s legal structure was completed on July 17, 2019 (Note 1).

Stock Consolidation

On April 22, 2020, our initial shareholders approved a consolidation and increase of share capital such that the authorized share capital of the company consists of $75,000 divided into 500,000,000 ordinary shares of $0.00015 par value each, resulting in an aggregate of 12,000,000 ordinary shares outstanding. On May 29, 2020, our shareholders approved a consolidation and increase of share capital such that the authorized share capital of the company consists of $100,000 divided into 500,000,000 ordinary shares of $0.0002 par value each, resulting in an aggregate of 9,000,000 ordinary shares outstanding. Accordingly, all share and per share information have been retrospectively adjusted to reflect the effect of the stock consolidation for all periods presented.

Initial Public Offering

On July 27, 2020, the Company closed its initial public offering of 3,000,000 ordinary shares, US$0.0002 par value per share at an offering price of $5.00 per share, resulting in an aggregate of 12,000,000 ordinary shares outstanding. The company raised total net proceeds of $13,357,409 after deducting underwriting discounts and commisions, offering expenses and other related costs.

Acquisition

On May 25, 2021, the Group announced a definitive agreement to acquire 100% equity interest in Shenzhen Jishen Information Tech Limited ( “Jisen Information’), an integrated financial education and service provider in China, for a total consideration of 2,900,000 newly issued ordinary shares of the Company. The transaction has been unanimously approved by the Compay’s board of directors and is expected to be closed in August 2021.

Investment

On August 5, 2020, the Company made investment in financial assets held for trading of $8,000,000 which was belonging to Level 3 to measure fair value. As of March 19, 2021, the Company redeemed the fund and suffered a loss of $2,436,809.

Financial Impact of COVID-19

In December 2019, a novel strain of coronavirus was reported to have surfaced in Wuhan, China, which has and is continuing to spread throughout China and other parts of the world, including the United States. On January 30, 2020, the World Health Organization declared the outbreak of the coronavirus disease (COVID-19) a "Public Health Emergency of International Concern," and on March 11, 2020, the World Health Organization characterized the outbreak as a "pandemic." Governments in affected countries are imposing travel bans, quarantines and other emergency public health measures, which have caused material disruption to businesses globally resulting in an economic slowdown. These measures, though temporary in nature, may continue and increase depending on developments in the COVID-19's outbreak.

The extent to which the COVID-19 outbreak impacts the Company's future financial condition and results of operations cannot be reasonably estimated at this time and will depend on future developments that currently cannot be predicted, including new information which may emerge concerning the severity of the COVID-19 outbreak and the actions to contain the COVID-19 outbreak or treat its impact, the government steps to combat the virus, the disruption to the general business activities of the PRC and the impact on the economic growth and business of our distributors for the foreseeable future, among others.

New regulations

The China’s Office of the Central Cyberspace Affairs Commission (the “CAC”) initiated a comment solicitation on proposed rules that would impose enhanced restrictions on data collection and data storage. The General Office of the Central Committee of the Communist Party of China and the General Office of the State Council also issued “Opinions on Strictly Cracking Down on Illegal Securities Activities in accordance with the Law” in July 2021. the company evaluated the impact of these new regulation and is of the opinion that it would not be subject to cybersecurity review under the proposed rules as the Company is neither an “operator of critical information infrastructure,” nor a “data processor” carrying out data processing activities that affect or may affect national security.

The Group has evaluated subsequent events through the issuance of the consolidated financial statements and noted there are no other subsequent events.